Subsequent events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014 t	Jan. 15, 2015	Jan. 06, 2015 t Tanker	Feb. 13, 2015 Tanker t	Feb. 25, 2015 t Tanker	Dec. 29, 2014	Feb. 11, 2015	Feb. 20, 2015
Subsequent Event [Line Items]
Carrying capacity of Vessel	970,506
CACIB Bank Facility [Member]
Subsequent Event [Line Items]
Debt drawn under loan facility						$ 19.5
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend declared date		Jan. 15, 2015
Cash dividend declared (in dollars per share)		$ 0.10
Cash dividend to be paid, date		Feb. 18, 2015
Cash dividend to be paid, record date		Jan. 30, 2015
Subsequent Event [Member] | Ardmore Cherokee [Member]
Subsequent Event [Line Items]
Carrying capacity of Vessel			25,214
Number of IMO chemical tanker			2
Subsequent Event [Member] | Ardmore Dauntless [Member]
Subsequent Event [Line Items]
Carrying capacity of Vessel				37,764
Number of IMO chemical tanker				2
Subsequent Event [Member] | Ardmore Defender [Member]
Subsequent Event [Line Items]
Carrying capacity of Vessel					37,791
Number of IMO chemical tanker					2
Subsequent Event [Member] | Joint Bank Facility [Member] | Ardmore Dauntless [Member]
Subsequent Event [Line Items]
Debt drawn under loan facility							22.2
Subsequent Event [Member] | Joint Bank Facility [Member] | Ardmore Defender [Member]
Subsequent Event [Line Items]
Debt drawn under loan facility								$ 22.2